Commitments	12 Months Ended
Nov. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments

	Fiscal
(in millions)	2018	2019	2020	2021	2022	Thereafter	Total
Shipbuilding	$2,919	$3,819	$3,569	$2,628	$2,357	$—	$15,292
Operating leases	49	47	43	34	32	170	375
Port facilities and other	190	182	162	157	151	926	1,768
	$3,158	$4,048	$3,774	$2,819	$2,540	$1,096	$17,435